Business Combinations and Divestitures - Taulia Acquisition (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 09, 2022
Recognized Assets and Liabilities
Trade and other receivables		€ 6,983	€ 6,524
Current financial liabilities		4,277	1,735
Revenue		34,176	31,207	€ 29,520
Profit after tax	[1]	€ 3,150	€ 5,964	1,708
Taulia Acquisition
Business Combinations
Total consideration transferred					€ 705
Recognized Assets and Liabilities
Intangible assets					157
Other identifiable assets					87
Total identifiable assets					244
Other identifiable liabilities					88
Total identifiable liabilities					88
Total identifiable net assets					156
Goodwill					549
Total consideration transferred					€ 705
Adjustments to Other Identifiable Assets Recognised As Of Acquisition Date				28
Revenue				30,871
Revenue from acquisitions				59
Profit after tax				1,708
Profit after tax from acquisitions				€ (38)

[1]	From continuing and discontinued operations